AFL-CIO HOUSING INVESTMENT TRUST

CONSTRUCTION JOBS INITIATIVE NEWS

FALL 2013 • SPECIAL EDITION


IRONWORKERS
LOCAL 399
BUILDING HOPE

Over 29,000 Jobs Created



GREEN JOBS INITIATIVE EXCEEDS $1 BILLION

Former President Bill Clinton and AFL-CIO President Richard Trumka recently commended the HIT for investing over $540 million in 13 energy-efficient retrofit projects in cooperation with the Clinton Global Initiative (CGI). The projects are part of the HIT's response to the AFL-CIO's Commitment to Action on energy efficiency and green jobs, announced by Trumka and American Federation of Teachers President Randi Weingarten in cooperation with the CGI in June 2011.

Under its broader Green Jobs Initiative, the HIT has invested $1.12 billion for 39 projects, including both energy-efficient retrofit and LEED-certified projects. Another six projects received funding from the HIT's subsidiary, Building America. Together, these 45 projects represent over $2.8 billion of development, more than 13,850 union construction jobs, and 18,584 housing units. Thirty-nine of these green projects have been financed as part of the HIT's Construction Jobs Initiative.



HIT Puts 29,000 Back to Work, Creates 17,000 Union Jobs On-Site

When the Obama administration came to Washington in 2009, the White House asked union leaders to help forge an economic recovery plan. With strong support from the AFL-CIO's executive leadership, the AFL-CIO Housing Investment Trust responded with its Construction Jobs Initiative, using union pension capital to create jobs and support economic recovery.

From its initial goal of creating 10,000 union construction jobs, the HIT has twice expanded the initiative after achieving its job creation goals, and is now working to reach a new target of 25,000 on-site union jobs by 2015.

The unions of the AFL-CIO have made this success possible through their investments of pension capital in the HIT. The Construction Jobs Initiative has funded 60 projects in 30 cities. These projects have created more than 17,000 on-site union construction jobs, plus more than 12,000 direct jobs supplying and servicing these projects for a total of 29,000 jobs created nationwide.

Union construction jobs: 17,080
Direct support jobs: 12,360
Total jobs: 29,440
HIT commitments: $1.5B
Total development value: $3.4B

Grassroots Labor Embraces HIT's

17,000 union jobs • 30 cities • 60 projects • $1.5 billion of HIT

"THANK YOU TO OUR INVESTORS



for helping the HIT create over 29,000 jobs, including 17,000 on-site union construction jobs, in the last four years through our Construction Jobs Initiative. Your investments and your grassroots support have been key to this success. Never has it been more important to ensure that workers' capital is creating union jobs and an economy that works for all. We remain committed to our 'double bottom line' investment strategy: delivering competitive returns to our investors and creating more good union jobs."

—**Steve Coyle**, CEO
On behalf of the HIT Officers and Staff

Labor leaders from around the country have voiced appreciation for the thousands of good union jobs that the HIT has created through its Construction Jobs Initiative. Since the Initiative began in 2009, 48 grassroots Taft-Hartley pension funds have made first-time investments in the HIT. These investments total $1.4 billion, a testament to the success of the Construction Jobs Initiative and the HIT's firm commitment to putting labor's pension capital to work for the benefit of working people.

"Arc Light, Potrero Launch, 333 Harrison. In the middle of the recession, they kicked off the rental housing construction market in San Francisco. And now we're just going great guns. I'm telling people in San Francisco that it was those three projects and the HIT that really got us going."

—**Mike Theriault, President, San Francisco BCTC**





"To be able to do these HIT projects and know they're union from top to bottom – it's just a great experience all around."

—**James Boland,** President, Int'l Union of Bricklayers & Allied Craftworkers

"The infusion of money that the HIT brings…it makes for good development to help put our people back to work."

—**Ron Miller,** President and Executive Secretary, Los Angeles/Orange Counties BCTC

"I cannot emphasize enough the importance of considering an investment in the HIT so that our pension funds can put our members to work, create [contributions] into our funds, and ultimately build communities."

—**Gary LaBarbera,** President, Greater New York BCTC

"I commend the HIT and its investors for creating union jobs and affordable housing through the Construction Jobs Initiative. This is responsible investing at its best."

—**Richard Trumka,** President, AFL-CIO; Member of HIT Board of Trustees



Response to Construction Jobs Crisis

investment • **$3.4** billion of development • **20,700** housing units



"Thanks to jobs like this, guys like me are getting back to work. It's a good thing we're doing here, and hopefully everybody will be working again soon. Thank you, guys."

—**Phil Senter**, UA Local 690, Philadelphia

"It's very important that we keep the economy moving and keep building buildings so that guys like me have a job to go to and we can keep feeding our families."

—**Josh Grietenhagen**, Sprinkler Fitters Local 417, Minneapolis





"I've been on the project since they dug the hole… It's been hard the past couple of years. [This project] puts people to work, keeps them busy, puts food on the table. It's good for the community to see things going on."

—**Thomas Furkhart**, Bricklayers and Waterproofers, Local 3, Boston

"The HIT has helped keep many people working when few other jobs could be found. And now we've raised the goal to 25,000 jobs. This will have a tremendous impact not only on the building trades but also on our communities and the country's economy."

—**Sean McGarvey,** President, Building and Construction Trades Department, AFL-CIO; Member of HIT Board of Trustees

HIT CONSTRUCTION JOBS INITIATIVE * 17,080 jobs since 2009 * 60 projects in 30 cities

• 2101 SOUTH MICHIGAN, CHICAGO, IL, 247 JOBS * 225 CENTRE STREET, BOSTON, MA, 300 JOBS * 333 HARRISON, SAN FRANCISCO, CA, 603 JOBS * AMALGAMATED WARBASSE HOUSING, NEW YORK, NY, 226 JOBS * APPLEWOOD POINTE, BLOOMINGTON, MN, 130 JOBS * APPLEWOOD POINTE, ROSEVILLE, MN, 70 JOBS * ARC LIGHT CO. RESIDENCES, SAN FRANCISCO, CA, 276 JOBS * BLACKSTONE APARTMENTS, BOSTON, MA, 145 JOBS * BRONZEVILLE SENIOR APARTMENTS, CHICAGO, IL, 112 JOBS * CARING HEALTH CENTER, SPRINGFIELD, MA, 130 JOBS * CHARLESVIEW, BOSTON, MA, 858 JOBS * COOPER CANCER INSTITUTE, CAMDEN, NJ, 412 JOBS * COQUILLE VALLEY HOSPITAL, COQUILLE, OR, 224 JOBS * COUNCIL TOWER SENIOR APARTMENTS, ST. LOUIS, MO, 214 JOBS * CUNY GRADUATE HOUSING, NEW YORK, NY, 166 JOBS * THE DEMPSEY, NEW YORK, NY, 135 JOBS * THE DOUGLASS, NEW YORK, NY, 185 JOBS * DUDLEY MUNICIPAL CENTER, BOSTON, MA, 600 JOBS * ELECTCHESTER HOUSING COMPANIES, FLUSHING, NY, 175 JOBS * ELIZABETH SETON PEDIATRIC CENTER, YONKERS, NY, 804 JOBS * ELLIPSE ON EXCELSIOR, ST. LOUIS PARK, MN, 213 JOBS * FLO CO FUSION APARTMENTS, MINNEAPOLIS, MN, 100 JOBS * FRANKLIN PARK APARTMENTS, BOSTON, MA, 192 JOBS * FRANKLIN SQUARE APARTMENTS, BOSTON, MA, 193 JOBS * GEORGETOWNE HOMES I & II, BOSTON, MA, 645 JOBS * HALSEY ST. TEACHERS VILLAGE, NEWARK, NJ, 316 JOBS * HAZEL WINTHROP APARTMENTS, CHICAGO, IL, 37 JOBS * HOLY INFANT AND ST. JOSEPH APARTMENTS, SHREWSBURY, MO, 75 JOBS * INVER GLEN SENIOR HOUSING, INVER GROVE HEIGHTS, MN, 113 JOBS * THE LAUREL, ST. LOUIS, MO, 1,333 JOBS * LAWNDALE TERRACE AND PLAZA COURT APARTMENTS, CHICAGO, IL, 92 JOBS * LIBERTY MEADOWS ESTATES PHASE II, JOLIET, IL, 54 JOBS * MAC MAHON CENTER, JERSEY CITY, NJ, 312 JOBS * MA GREEN HIGH PERFORMANCE COMPUTING CTR., HOLYOKE, MA, 537 JOBS * MAYFIELD MANOR, CANTON, OH, 100 JOBS * THE MODERNE, MILWAUKEE, WI, 349 JOBS * OLD COLONY HOUSING, BOSTON, MA, 321 JOBS * OLD COLONY HOUSING PHASE 2A & 2B, BOSTON, MA, 289 JOBS * NYCHA BONDS HOUSING, NEW YORK, NY, 177 JOBS * PARK PACIFIC APARTMENTS, ST. LOUIS, MO, 656 JOBS * PARKWAY LAKESIDE APARTMENTS, O'FALLON, IL, 188 JOBS * PASEO VERDE, PHILADELPHIA, PA, 307 JOBS * PAUL STEWART I & II, CHICAGO, IL, 386 JOBS * THE PENFIELD, ST. PAUL, MN, 254 JOBS * PENN SOUTH APARTMENTS, NEW YORK, NY, 610 JOBS * POTRERO LAUNCH APARTMENTS, SAN FRANCISCO, CA, 463 JOBS * RANDOLPH TOWER APARTMENTS, CHICAGO, IL, 687 JOBS * REGENCY TOWER, NEW BEDFORD, MA, 176 JOBS * RIVERSIDE PLAZA APARTMENTS, MINNEAPOLIS, MN, 636 JOBS * SOLHEM APARTMENTS (UPTON HOUSE), MINNEAPOLIS, MN, 84 JOBS











Investors should consider the HIT's investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT's prospectus. To obtain a prospectus, call the HIT at 202-331-8055 or view the HIT's website at www.aflcio-hit.com.

AFL-CIO HOUSING INVESTMENT TRUST
2401 Pennsylvania Ave., NW
Suite 200
Washington, DC 20037
Phone: 202-331-8055
www.aflcio-hit.com